CAPITAL STOCK	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital Stockl Explanatory Abstract
CAPITAL STOCK

11. CAPITAL STOCK

(a) Authorized

Unlimited number of common and preferred shares without par value.

As of December 31, 2019, there are no preferred shares issued.

(b) Issued

As of December 31, 2019, there are 7,192,709 common shares issued and outstanding.

During the year ended December 31, 2019, the Company 100,000 common shares at $0.075 per share to Eagle Plain pursuant to the Acacia Property Option Agreement (Note 5).

During the year ended December 31, 2018, the Company issued 600,000 shares pursuant to exercise of share purchase warrants at prices ranging from $0.12 - $0.135 per share for proceeds of $79,500.

During the year ended December 31, 2017, the Company entered into debt settlement agreements with Jackpot, and with Kalpakian Bros., companies related to 37 Capital by certain common directors and shareholders. The Company issued 4,249,985 units of the Company to Jackpot at the price of $0.09 per unit in settlement of the Company’s outstanding debt to Jackpot for the total amount of $382,499 for shared office rent, office support services and miscellaneous office expenses provided by Jackpot to the Company from August 1, 2014 up to September 30, 2017. In respect to the Company’s outstanding debt to Kalpakian Bros. for the total amount of $15,750, the Company issued 175,000 units of the Company at the price of $0.09 per unit in settlement of the Company’s outstanding debt owed to Kalpakian Bros. for unpaid management fees from May 1, 2016 up to July 30, 2016. Each unit consists of one common share and one share purchase warrant. Each warrant is exercisable at the price of $0.12 per share until November 2, 2022.

During the year ended December 31, 2019, Jackpot sold 3,400,000 common shares of the Company through the facilities of the Exchange (2018 - sold 800,000 units of the Company to an arm’s length party). As at December 31, 2019, Jackpot owns 49,985 common shares in the capital of the Company representing approximately 0.69% of the Company’s issued and outstanding common shares. In addition, Jackpot owns 3,449,985 share purchase warrants of the Company exercisable at $0.12 per share until November 2, 2022.

(c) Warrants

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2017	5,428,318	$0.12
Issued	3,333	$1.50
Exercised	(600,000)	0.13
Balance, December 31, 2018	4,824,985	$0.12
Expired	—	—
Balance, December, 2019	4,824,985	$0.12

As of December 31, 2019, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding
January 4, 2021	0.135	500,000
November 2, 2022	0.12	4,324,985
		4,824,985

The weighted average remaining contractual life for warrants outstanding at December 31, 2019 is 2.65 years.

(d) Stock options

The Company’s 2015 Stock Option Plan provides that the Board of Directors of the Company may grant to directors, officers, employees and consultants of the Company options to acquire up to 20% of the issued and outstanding common shares of the Company calculated from time to time on a rolling basis. The terms of the options are determined at the date of grant.

As of December 31, 2019, there were no stock options outstanding (December 31, 2018: Nil).